OIL AND GAS PROPERTY, NET - Subject to amortization balance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OIL AND GAS PROPERTY, NET
Beginning Balance	$ 1,999,817	$ 2,911,730
Additional capitalization	245,202	166,871
Depletion	(817,533)	(1,078,784)	$ (1,031,518)
Ending Balance	$ 1,427,486	$ 1,999,817	$ 2,911,730